Note 28 - Subsequent Events	12 Months Ended
Dec. 31, 2012
Subsequent Events [Text Block]
NOTE 28 – SUBSEQUENT EVENTS

On February 1, 2013 we completed the consolidation of four of our bank charters into a single organization to achieve a more efficient operation. We also completed the closing of five smaller branch locations and the consolidation of the loans and deposits into other nearby locations on that same date.